Other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2016
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income/(loss)

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2013	(291,840)	23,222	(268,618)
Other comprehensive income/(loss)	(121,612)	14,105	(107,507)

Balances as of December 31, 2014	(413,452)	37,327	(376,125)
Other comprehensive income/(loss)	953,573	(22,622)	930,951

Balances as of December 31, 2015	540,121	14,705	554,826
Other comprehensive income	943,616	44,951	988,567

Balances as of December 31, 2016	1,483,737	59,656	1,543,393